Share capital (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2020
Statement [Line Items]
Stock option plan, description		The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods of up to six years and are equity-settled.
Three Private Placements [Member]
Statement [Line Items]
Common stock shares issued		3,742,445
Proceeds from private placement		$ 9,387,975
Share capital various fee charge		$ 701,067
Share price		$ 2.51
Private Placements [Member] | Warrants [Member]
Statement [Line Items]
Number of warrants issued	2,500,000
Value of warrant issued	$ 200,000
Term of warrants		5 years
Warrants exercise price	$ 8.00
Common stock shares issuable upon exercise of each warrant	Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five years term